Earnings Per Share - Summary of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Earnings Per Share [Abstract]
Weighted-average common shares outstanding, used for basic computation	106,914,966	88,443,279	97,734,132	88,323,926	88,385,864	88,163,992	87,869,243
Plus: Incremental shares of potentially dilutive securities stock options		3,302,290	4,997,608		3,877,713	2,572,087	2,372,111
Weighted-average number of common and dilutive potential common shares outstanding	106,914,966	91,745,569	102,731,740	88,323,926	92,263,577	90,736,079	90,241,354